UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2016

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	4/30/16 (Unaudited)

	Putnam RetirementReady 2060 Fund	Shares	Value
	Absolute Return Funds (10.1%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	40	$396
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	163	1,732
	Putnam Absolute Return 700 Fund Class Y (AFF)	538	5,907

	Total Absolute Return Funds (cost $8,554)		$8,035

	Asset Allocation Funds (88.8%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	5,307	57,845
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	851	12,647

	Total Asset Allocation Funds (cost $73,708)		$70,492

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund Class A (AFF)	370	$370

	Total Fixed Income Funds (cost $370)		$370

	Total Investments (cost $82,632)(a)		$78,897

*	Percentages indicated are based on net assets of $79,372

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (10.4%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	5,480	$54,252
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	15,955	169,127
	Putnam Absolute Return 700 Fund Class Y (AFF)	52,605	577,074

	Total Absolute Return Funds (cost $830,860)		$800,453

	Asset Allocation Funds (89.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	518,766	5,654,554
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	83,373	1,238,928

	Total Asset Allocation Funds (cost $6,894,106)		$6,893,482

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund Class A (AFF)	35,214	$35,214

	Total Fixed Income Funds (cost $35,214)		$35,214

	Total Investments (cost $7,760,180) (a)		$7,729,149

*	Percentages indicated are based on net assets of $7,727,551

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (10.9%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	44,239	$437,964
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	75,139	796,471
	Putnam Absolute Return 700 Fund Class Y (AFF)	247,727	2,717,564

	Total Absolute Return Funds (cost $4,092,222)		$3,951,999

	Asset Allocation Funds (88.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	1,957,926	21,341,394
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	736,030	10,937,407

	Total Asset Allocation Funds (cost $32,334,968)		$32,278,801

	Fixed Income Funds (0.5%)*

	Putnam Money Market Fund Class A (AFF)	164,287	$164,287

	Total Fixed Income Funds (cost $164,287)		$164,287

	Total Investments (cost $36,591,477) (a)		$36,395,087

*	Percentages indicated are based on net assets of $36,388,286

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (11.7%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	76,207	$754,449
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	77,654	823,127
	Putnam Absolute Return 700 Fund Class Y (AFF)	256,032	2,808,674

	Total Absolute Return Funds (cost $4,571,781)		$4,386,250

	Asset Allocation Funds (87.9%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	1,409,451	15,363,016
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	1,192,167	17,715,607

	Total Asset Allocation Funds (cost $33,455,037)		$33,078,623

	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund Class A (AFF)	168,521	$168,521

	Total Fixed Income Funds (cost $168,521)		$168,521

	Total Investments (cost $38,195,339) (a)		$37,633,394

*	Percentages indicated are based on net assets of $37,625,776

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (14.0%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	223,859	$2,216,200
	Putnam Absolute Return 300 Fund Class Y (AFF)	—	—
	Putnam Absolute Return 500 Fund Class Y (AFF)	298,632	3,165,502
	Putnam Absolute Return 700 Fund Class Y (AFF)	641,827	7,040,847

	Total Absolute Return Funds (cost $12,790,613)		$12,422,549

	Asset Allocation Funds (84.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	1,347,686	14,689,779
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	4,053,541	60,235,614

	Total Asset Allocation Funds (cost $75,340,486)		$74,925,393

	Fixed Income Funds (1.2%)*

	Putnam Money Market Fund Class A (AFF)	1,099,525	$1,099,525

	Total Fixed Income Funds (cost $1,099,525)		$1,099,525

	Total Investments (cost $89,230,624) (a)		$88,447,467

*	Percentages indicated are based on net assets of $88,430,586

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (19.1%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	164,561	$1,629,150
	Putnam Absolute Return 300 Fund Class Y (AFF)	82,436	785,619
	Putnam Absolute Return 500 Fund Class Y (AFF)	304,878	3,231,701
	Putnam Absolute Return 700 Fund Class Y (AFF)	619,208	6,792,709

	Total Absolute Return Funds (cost $13,051,746)		$12,439,179

	Asset Allocation Funds (78.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	479,877	$6,507,126
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	2,980,017	44,283,058

	Total Asset Allocation Funds (cost $52,273,101)		$50,790,184

	Fixed Income Funds (2.7%)*

	Putnam Money Market Fund Class A (AFF)	1,777,968	$1,777,968

	Total Fixed Income Funds (cost $1,777,968)		$1,777,968

	Total Investments (cost $67,102,815) (a)		$65,007,331

*	Percentages indicated are based on net assets of $64,994,390

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (27.4%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	459,482	$4,548,873
	Putnam Absolute Return 300 Fund Class Y (AFF)	586,081	5,585,352
	Putnam Absolute Return 500 Fund Class Y (AFF)	709,444	7,520,109
	Putnam Absolute Return 700 Fund Class Y (AFF)	1,532,334	16,809,708

	Total Absolute Return Funds (cost $35,468,455)		$34,464,042

	Asset Allocation Funds (69.2%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	3,720,980	$50,456,494
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	2,471,951	36,733,194

	Total Asset Allocation Funds (cost $87,680,679)		$87,189,688

	Fixed Income Funds (3.4%)*

	Putnam Money Market Fund Class A (AFF)	4,321,365	$4,321,365

	Total Fixed Income Funds (cost $4,321,365)		$4,321,365

	Total Investments (cost $127,470,499)(a)		$125,975,095

*	Percentages indicated are based on net assets of $125,950,224

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (36.8%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	346,510	$3,430,444
	Putnam Absolute Return 300 Fund Class Y (AFF)	646,335	6,159,575
	Putnam Absolute Return 500 Fund Class Y (AFF)	682,981	7,239,601
	Putnam Absolute Return 700 Fund Class Y (AFF)	904,931	9,927,088

	Total Absolute Return Funds (cost $27,852,744)		$26,756,708

	Asset Allocation Funds (58.6%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	2,874,887	$38,983,468
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	360,786	3,640,327
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $43,544,666)		$42,623,795

	Fixed Income Funds (4.6%)*

	Putnam Money Market Fund Class A (AFF)	3,366,392	$3,366,392

	Total Fixed Income Funds (cost $3,366,392)		$3,366,392

	Total Investments (cost $74,763,802)(a)		$72,746,895

*	Percentages indicated are based on net assets of $72,732,306

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (47.3%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	730,416	$7,231,120
	Putnam Absolute Return 300 Fund Class Y (AFF)	1,600,679	15,254,471
	Putnam Absolute Return 500 Fund Class Y (AFF)	2,255,686	23,910,270
	Putnam Absolute Return 700 Fund Class Y (AFF)	948,960	10,410,090

	Total Absolute Return Funds (cost $57,897,896)		$56,805,951

	Asset Allocation Funds (46.8%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	2,217,827	$30,073,736
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	2,585,217	26,084,838
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $56,470,253)		$56,158,574

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	7,107,756	$7,107,756

	Total Fixed Income Funds (cost $7,107,756)		$7,107,756

	Total Investments (cost $121,475,905)(a)		$120,072,281

*	Percentages indicated are based on net assets of $120,046,656

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (60.1%)*

	Putnam Absolute Return 100 Fund Class Y (AFF)	622,147	$6,159,259
	Putnam Absolute Return 300 Fund Class Y (AFF)	1,515,078	14,438,693
	Putnam Absolute Return 500 Fund Class Y (AFF)	1,920,903	20,361,571
	Putnam Absolute Return 700 Fund Class Y (AFF)	—	—

	Total Absolute Return Funds (cost $43,024,355)		$40,959,523

	Asset Allocation Funds (34.0%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class Y (AFF)	—	$—
	Putnam Dynamic Asset Allocation Conservative Fund Class Y (AFF)	2,300,560	23,212,649
	Putnam Dynamic Asset Allocation Equity Fund Class Y (AFF)	—	—
	Putnam Dynamic Asset Allocation Growth Fund Class Y (AFF)	—	—

	Total Asset Allocation Funds (cost $24,118,251)		$23,212,649

	Fixed Income Funds (5.9%)*

	Putnam Money Market Fund Class A (AFF)	4,031,657	$4,031,657

	Total Fixed Income Funds (cost $4,031,657)		$4,031,657

	Total Investments (cost $71,174,263)(a)		$68,203,829

*	Percentages indicated are based on net assets of $68,188,793

Notes to The fund's portfolio

	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2015 through April 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(AFF)	Affiliated Company.

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

		Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Cost for federal income tax purposes
	Putnam RetirementReady 2060 Fund
		$459	$(4,194)	$(3,735)	$82,632
	Putnam RetirementReady 2055 Fund
		157,886	(459,550)	(301,664)	8,030,813
	Putnam RetirementReady 2050 Fund
		665,324	(2,144,483)	(1,479,159)	37,874,246
	Putnam RetirementReady 2045 Fund
		656,242	(2,619,977)	(1,963,735)	39,597,129
	Putnam RetirementReady 2040 Fund
		1,477,456	(4,798,939)	(3,321,483)	91,768,950
	Putnam RetirementReady 2035 Fund
		759,770	(4,068,764)	(3,308,994)	68,316,325
	Putnam RetirementReady 2030 Fund
		26,496	(3,079,185)	(3,052,689)	129,027,784
	Putnam RetirementReady 2025 Fund
		452,649	(2,656,907)	(2,204,258)	74,951,153
	Putnam RetirementReady 2020 Fund
		171,304	(2,493,869)	(2,322,565)	122,394,846
	Putnam Retirement Income Fund Lifestyle 1
		102,607	(3,236,114)	(3,133,507)	71,337,336

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

			Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2060 Fund	$78,897	$—	$—	$78,897
Putnam RetirementReady 2055 Fund	7,729,149	—	—	7,729,149
Putnam RetirementReady 2050 Fund	36,395,087	—	—	36,395,087
Putnam RetirementReady 2045 Fund	37,633,394	—	—	37,633,394
Putnam RetirementReady 2040 Fund	88,447,467	—	—	88,447,467
Putnam RetirementReady 2035 Fund	65,007,331	—	—	65,007,331
Putnam RetirementReady 2030 Fund	125,975,095	—	—	125,975,095
Putnam RetirementReady 2025 Fund	72,746,895	—	—	72,746,895
Putnam RetirementReady 2020 Fund	120,072,281	—	—	120,072,281
Putnam Retirement Income Fund Lifestyle 1	68,203,829	—	—	68,203,829

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

Affiliated transactions

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:

Putnam RetirementReady 2060 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$—	$457	$54	$5	$—	$396
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	—	2,060	218	63	12	1,732
Putnam Absolute Return 700 Fund Class Y	—	7,131	709	303	44	5,907
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	67,837	6,747	489	1,172	57,845
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	15,027	1,574	174	422	12,647
Putnam Money Market Fund Class A	—	520	150	—	—	370
Totals	$—	$93,032	$9,452	$1,034	$1,650	$78,897

Putnam RetirementReady 2055 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$31,467	$62,536	$38,757	$805	$—	$54,252
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	117,611	200,181	135,517	6,678	1,277	169,127
Putnam Absolute Return 700 Fund Class Y	403,037	694,519	457,035	32,443	4,707	577,074
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	3,895,552	6,401,056	4,226,767	55,509	133,056	5,654,554
Putnam Dynamic Asset Allocation Growth Fund Class Y	849,600	1,418,773	930,510	19,573	47,372	1,238,928
Putnam Money Market Fund Class A	24,109	52,680	41,575	—	—	35,214
Totals	$5,321,376	$8,829,745	$5,830,161	$115,008	$186,412	$7,729,149

Putnam RetirementReady 2050 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$260,012	$518,396	$332,074	$6,719	$—	$437,964
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	582,896	959,241	681,783	32,521	6,220	796,471
Putnam Absolute Return 700 Fund Class Y	1,997,232	3,327,494	2,298,280	158,004	22,924	2,717,564
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	16,432,261	24,925,483	18,257,397	215,004	515,352	21,341,394
Putnam Dynamic Asset Allocation Growth Fund Class Y	6,974,446	13,262,573	8,465,999	177,288	429,099	10,937,407
Putnam Money Market Fund Class A	116,808	247,662	200,182	10	—	164,287
Totals	$26,363,655	$43,240,849	$30,235,715	$589,546	$973,595	$36,395,087

Putnam RetirementReady 2045 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$555,042	$710,110	$495,715	$11,754	$—	$754,449
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	691,293	805,428	605,414	34,123	6,526	823,127
Putnam Absolute Return 700 Fund Class Y	2,368,679	2,810,698	2,040,708	165,789	24,053	2,808,674
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	14,042,927	14,503,304	11,798,048	157,541	377,618	15,363,016
Putnam Dynamic Asset Allocation Growth Fund Class Y	13,451,150	17,505,922	11,797,190	292,382	707,664	17,715,607
Putnam Money Market Fund Class A	138,172	220,901	190,552	10	—	168,521
Totals	$31,247,263	$36,556,363	$26,927,627	$661,599	$1,115,861	$37,633,394

Putnam RetirementReady 2040 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,931,564	$3,138,517	$2,806,642	$34,938	$—	$2,216,200
Putnam Absolute Return 300 Fund Class Y	—	—	—	—	—	—
Putnam Absolute Return 500 Fund Class Y	2,032,492	4,430,235	3,046,182	132,774	25,394	3,165,502
Putnam Absolute Return 700 Fund Class Y	5,139,140	9,841,703	7,126,365	420,408	60,994	7,040,847
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	14,811,887	21,690,340	20,238,278	152,373	365,231	14,689,779
Putnam Dynamic Asset Allocation Growth Fund Class Y	40,960,909	83,146,948	59,037,372	1,005,264	2,433,083	60,235,614
Putnam Money Market Fund Class A	290,121	1,892,201	1,082,797	65	—	1,099,525
Totals	$65,166,113	$124,139,944	$93,337,636	$1,745,822	$2,884,702	$88,447,467

Putnam RetirementReady 2035 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,418,730	$1,450,773	$1,204,470	$26,940	$—	$1,629,150
Putnam Absolute Return 300 Fund Class Y	512,175	827,626	501,657	33,471	—	785,619
Putnam Absolute Return 500 Fund Class Y	2,660,102	3,045,516	2,195,434	142,253	27,207	3,231,701
Putnam Absolute Return 700 Fund Class Y	5,812,133	6,473,559	4,654,836	425,752	61,770	6,792,709
Putnam Dynamic Asset Allocation Balanced Fund Class Y	4,545,148	6,696,355	4,271,442	75,333	315,313	6,507,126
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	2,071,584	548,487	2,403,547	7	16	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	39,048,243	40,485,944	31,001,515	777,677	1,882,243	44,283,058
Putnam Money Market Fund Class A	1,393,368	1,713,659	1,329,058	122	—	1,777,968
Totals	$57,461,483	$61,241,919	$47,561,959	$1,481,555	$2,286,549	$65,007,331

Putnam RetirementReady 2030 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$3,253,687	$5,479,484	$4,090,937	$72,159	$—	$4,548,873
Putnam Absolute Return 300 Fund Class Y	3,454,519	7,317,824	4,826,788	228,309	—	5,585,352
Putnam Absolute Return 500 Fund Class Y	5,653,517	9,355,990	6,869,844	317,496	60,723	7,520,109
Putnam Absolute Return 700 Fund Class Y	12,636,818	21,403,870	15,270,023	1,010,502	146,608	16,809,708
Putnam Dynamic Asset Allocation Balanced Fund Class Y	32,688,707	65,971,731	44,783,385	564,742	2,331,260	50,456,494
Putnam Dynamic Asset Allocation Conservative Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	36,017,681	48,328,496	43,735,982	614,932	1,488,344	36,733,194
Putnam Money Market Fund Class A	3,211,183	5,330,592	4,220,410	219	—	4,321,365
Totals	$96,916,112	$163,187,987	$123,797,369	$2,808,359	$4,026,935	$125,975,095

Putnam RetirementReady 2025 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$2,777,243	$3,234,783	$2,505,942	$57,585	$—	$3,430,444
Putnam Absolute Return 300 Fund Class Y	4,642,048	6,349,136	4,408,928	266,411	—	6,159,575
Putnam Absolute Return 500 Fund Class Y	5,660,953	7,461,339	5,257,557	323,387	61,850	7,239,601
Putnam Absolute Return 700 Fund Class Y	8,598,021	10,043,798	7,467,264	631,283	91,589	9,927,088
Putnam Dynamic Asset Allocation Balanced Fund Class Y	32,604,260	38,967,531	29,352,067	466,860	1,920,864	38,983,468
Putnam Dynamic Asset Allocation Conservative Fund Class Y	1,873,382	4,470,223	2,496,805	48,431	186,401	3,640,327
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	3,622,910	880,118	4,191,140	—	—	—
Putnam Money Market Fund Class A	2,749,163	3,247,380	2,630,151	125	—	3,366,392
Totals	$62,527,980	$74,654,308	$58,309,854	$1,794,082	$2,260,704	$72,746,895

Putnam RetirementReady 2020 Fund
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$4,899,700	$9,140,302	$6,669,003	$112,192	$—	$7,231,120
Putnam Absolute Return 300 Fund Class Y	9,827,310	20,129,019	13,758,912	610,110	—	15,254,471
Putnam Absolute Return 500 Fund Class Y	15,233,981	32,222,218	21,690,180	987,270	188,822	23,910,270
Putnam Absolute Return 700 Fund Class Y	8,736,892	14,134,064	11,239,811	610,972	88,642	10,410,090
Putnam Dynamic Asset Allocation Balanced Fund Class Y	26,125,385	40,097,553	33,641,940	353,723	1,353,733	30,073,736
Putnam Dynamic Asset Allocation Conservative Fund Class Y	15,812,207	35,624,793	23,870,147	334,492	1,223,762	26,084,838
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	4,860,261	9,055,209	6,807,714	444	—	7,107,756
Totals	$85,495,736	$160,403,158	$117,677,707	$3,009,203	$2,854,959	$120,072,281

Putnam Retirement Income Fund Lifestyle 1
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,920,614	$6,968,106	$2,569,990	$117,345	$—	$6,159,259
Putnam Absolute Return 300 Fund Class Y	4,494,590	17,026,338	5,926,338	708,728	—	14,438,693
Putnam Absolute Return 500 Fund Class Y	6,526,249	24,133,291	8,420,816	1,026,810	196,384	20,361,571
Putnam Absolute Return 700 Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	7,342,378	27,502,814	9,921,374	262,260	1,325,998	23,212,649
Putnam Dynamic Asset Allocation Equity Fund Class Y	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	—	—	—	—	—	—
Putnam Money Market Fund Class A	1,269,568	4,581,683	1,819,593	120	—	4,031,657
Totals	$21,553,399	$80,212,232	$28,658,111	$2,115,263	$1,522,382	$68,203,829

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2016